Trade and other receivables	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Trade and other receivables
5.	Trade and other receivables

Trade and other receivables are comprised primarily of IVA value added tax credits refundable from the Government of Mexico which is currently calculated as 16% of expenditures in Mexico. Though Kimber has been experiencing delays in obtaining IVA refunds, Kimber has been receiving IVA refunds on an ongoing basis and expects to continue to recover outstanding amounts. As at June 30, 2012, IVA of $Nil (June 30, 2011 - $180,910; July 1, 2010 - $19,656) has been outstanding for more than one year. Subsequent to June 30, 2012, the Company received $564,365 in IVA refunds.

At June 30, 2012, the Company recorded a provision of $122,942 (June 30, 2011 - $nil; July 1, 2010 -$nil) for trade and other receivables which have been outstanding for more than one year and for which there have been no receipts in the past year. This provision has been recognized as other expense during the year.

	June 30,	June 30,	July 1,
	2012	2011	2010
	$	$	$

IVA tax receivable	1,371,200	1,009,003	328,203
HST receivable	40,999	58,928	20,888
Other receivables	5,557	10,863	6,380
	1,417,756	1,078,794	355,471